Net Loss per Share - Schedule of Potentially Dilutive Securities Excluded from the Computation of Diluted Net Loss Per Share (Details) - shares	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share (in shares)	212,844	218,707,000	214,978,000	216,622
Stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share (in shares)	10,819	11,248,000	10,819,000	11,248
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share (in shares)		5,487,000	2,134,000	3,402
Class V Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from the computation of diluted net loss per share (in shares)		201,972,000	202,025,000